Employee benefits and sharebased payments (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Defined contribution plan	January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions
Defined contribution plan [member]
Statement [Line Items]
Contributions	$ 3,970	$ 2,717